7. Prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ZHEJIANG JIAHUAN
Prepayments and other receivables	¥ 13,039	¥ 11,333
Deposits	4,433	3,067
Prepayments and other current assets	17,472	14,400
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings	160,634	207,632
Less: Progress billings	(62,994)	(53,723)
Cost and estimated earnings in excess of billings	¥ 97,640	¥ 153,909